Annual Total Returns- JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) [BarChart] - Class 2 Shares - JPMorgan Insurance Trust Income Builder Portfolio - Class 2	2015	2016	2017	2018	2019	2020
Total	(0.50%)	6.21%	11.70%	(4.92%)	14.27%	5.21%